Performance Management	Apr. 24, 2026
RPAR Risk Parity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year. The table illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance (S&P 500 Total Return Index), a blended index (described below), and the RPAR Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.rparetf.com/rpar.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.03% for the quarter ended June 30, 2020 and the lowest quarterly return was -15.80% for the quarter ended June 30, 2022.

The Fund’s year-to-date return as of March 31, 2026 was 3.48%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.48%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements, such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	5 Year	Since Inception (12/12/2019)
Return Before Taxes	18.28%	0.89%	3.83%
Return After Taxes on Distributions	17.17%	-0.10%	2.95%
Return After Taxes on Distributions and Sale of Fund Shares	10.94%	0.32%	2.66%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.32%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index [1] (reflects no deduction for fees, expenses, or taxes)	13.70%	8.47%	9.65%
Advanced Research Risk Parity Index (reflects no deduction for fees, expenses, or taxes)	18.83%	1.47%	4.79%

[1]	The blended index is 60% S&P 500 Index (stocks) and 40% Bloomberg U.S. Aggregate Bond Index (bonds).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements, such as an individual retirement account (“IRA”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.rparetf.com/rpar
UPAR Ultra Risk Parity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of the UPAR Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.rparetf.com/upar.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.72% for the quarter ended December 31, 2023 and the lowest quarterly return was -12.02% for the quarter ended December 31, 2024.

The Fund’s year-to-date return as of March 31, 2026 was 4.34%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.34%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.02%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements, such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	Since Inception (1/3/2022)
Return Before Taxes	24.38%	-2.73%
Return After Taxes on Distributions	22.79%	-3.95%
Return After Taxes on Distributions and Sale of Fund Shares	14.51%	-2.55%
S&P 500 Total Return Index
(reflects no deduction for fees, expenses, or taxes)	17.88%	10.96%
Advanced Research Ultra Risk Parity Index (reflects no deduction for fees, expenses, or taxes)	24.98%	-2.04%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements, such as an individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period due to a capital loss that occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.rparetf.com/upar